SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Balance at beginning of the period	$ 6,506	$ 2,124	$ 2,437
Charged (credited) to costs and expenses	9,441	4,396	812
Exchange difference	35	(14)	(280)
(Deductions) Adjustments			(845)
Balance at end of the period	$ 15,982	$ 6,506	$ 2,124